Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable, and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt Obligation

The following represents the Company’s debt obligations as of December 31, 2017 and 2016:

Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable	2017		2016
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TMCL II Secured Debt Facility (1)	$659,714	3.38%	$951,923	2.40%	August 2024
TMCL IV Secured Debt Facility (1) (2)	132,885	4.00%	140,202	2.69%	February 2020
TL Revolving Credit Facility	568,403	3.56%	671,060	2.50%	June 2020
TL Revolving Credit Facility II	150,906	3.55%	174,005	2.44%	July 2020
TW Credit Facility	97,148	3.38%	122,723	2.63%	September 2026
TAP Funding Revolving Credit Facility	163,276	3.43%	149,230	2.45%	December 2021
TL Term Loan	352,555	3.69%	394,732	2.59%	April 2019
2013-1 Bonds	—	—	200,595	3.90%	September 2038
2014-1 Bonds	—	—	233,827	3.27%	October 2039
2017-1 Bonds	390,013	3.91%	—	—	May 2042
2017-2 Bonds	475,408	3.73%	—	—	June 2042
Total debt obligations	$2,990,308		$3,038,297
Amount due within one year	$233,681		$205,081
Amounts due beyond one year	$2,756,627		$2,833,216

Future Scheduled Repayments

The following is a schedule of future scheduled repayments, by year, and borrowing capacities, as of December 31, 2017:

	Twelve months ending December 31,						Available borrowing, as limited by the	Current and
	2018	2019	2020	2021	2022 and thereafter	Total Borrowing	Borrowing Base	Available Borrowing
TMCL II Secured Debt (1) Facility	$—	$—	$22,136	$66,475	$576,140	$664,751	$58,648	$723,399
TMCL IV Secured Debt (1) (2) Facility	48,000	48,000	37,000	—	—	133,000	26,127	159,127
TL Revolving Credit Facility	—	—	574,000	—	—	574,000	70,956	644,956
TL Revolving Credit Facility II	36,000	36,000	80,000	—	—	152,000	4,110	156,110
TW Credit Facility	26,793	21,854	25,654	17,009	5,838	97,148	—	97,148
TAP Funding Revolving Credit Facility	9,600	9,600	9,600	135,900	—	164,700	—	164,700
TL Term Loan	39,600	314,400	—	—	—	354,000	—	354,000
2017-1 Bonds	37,065	38,331	39,357	52,173	227,349	394,275	—	394,275
2017-2 Bonds (3)	40,627	40,968	43,958	55,259	299,730	480,542	—	480,542
Total (4)	$237,685	$509,153	$831,705	$326,816	$1,109,057	$3,014,416	$159,841	$3,174,257

(1)	Future scheduled payments for TMCL II and TMCL IV Secured Debt Facility are based on the assumptions that both facilities will not be extended on their associated conversion dates.
(2)

On January 31, 2018, the TMCL IV Secured Debt Facility was termination and the unpaid debt amount was fully repaid by proceeds primarily from the TL Revolving Credit Facility (see Note 17 “Subsequent Events”).

(3)	Future scheduled payments for 2017-2 Bonds exclude an unamortized discount of $75.
(4)	Future scheduled payments for all debts exclude prepaid debt issuance costs in an aggregate amount of $24,034.

Summary of Derivative Instruments

The following is a summary of the Company’s derivative instruments as of December 31, 2017:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks, with fixed rates between 0.60% and 1.98% per annum, amortizing notional amounts, with termination dates through July 15, 2023	$1,067,530
Interest rate collar contracts with a bank which cap rates between 1.26% and 2.18% per annum, and sets floors for rates between 0.76% and 1.68% per annum, amortizing notional amount, with termination dates through June 15, 2023	78,713
Interest rate cap contracts with several banks with fixed rates between 3.70% and 4.49% per annum, nonamortizing notional amounts, with termination dates through December 15, 2019	138,000
Total notional amount as of December 31, 2017	$1,284,243